INCOME TAXES - Deferred Tax Asset (Liability) (Details) - CAD CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred income tax liabilities
Property, plant and equipment		CAD (187,080)
Deferred financial assets and credits	CAD (17,319)	(55,348)
Total deferred income tax liabilities	(17,319)	(242,428)
Deferred income tax assets
Tax loss carryforwards and other credits	382,454
Asset retirement obligation	672,193	610,177
Deferred financial assets and credits	57,364	74,335
Other assets	36,156	15,879
Total deferred income tax assets	1,148,167	700,391
Less valuation allowance	(614,763)	(160,651)
Total deferred income tax assets, net	533,404	539,740
Net deferred income tax asset/(liability)	516,085	297,312
Current Deferred income tax asset			CAD 48,500
Current deferred income tax liability		50,800
Long-term deferred income tax asset		348,100	364,400
Valuation Allowance based on Assessment
Deferred income tax assets
Less valuation allowance	CAD (443,700)	(8,000)
Prior period reclassification
Deferred income tax assets
Long-term deferred income tax asset		CAD 297,300	CAD 412,900